Long-term Investments	12 Months Ended
Dec. 31, 2022
Investment Company [Abstract]
Long-term Investments
9. Long-term investments

	Equity investments measured under measurement alternative	Equity Method	Investment accounted for at fair value	Equity investments measured under NAV practical expedient	Total
	RMB	RMB	RMB	RMB	RMB
Balances at January 1, 2020	14,500	8,895	—	—	23,395
Additions	1,000	21,450	—	—	22,450
Share of earnings/(loss) of an equity investee	—	239	—	—	239
Reclassification	9,195	(9,195)	—	—	—

Balances at December 31, 2020	24,695	21,389	—	—	46,084

Balances at January 1, 2021	24,695	21,389	—	—	46,084
Additions	12,500	9,900	4,641	6,373	33,414
Share of earnings/(loss) of an equity investee	—	2,660	—	—	2,660
Fair value change	—	—	(1,339)	(2,885)	(4,224)
Realized gain/(loss)	—	—	265	—	265
Exchange adjustments	—	—	203	29	232
Impairment	(1,610)	—	—	—	(1,610)
Disposal	(890)	—	(2,930)	—	(3,820)

Balances at December 31, 2021	34,695	33,949	840	3,517	73,001

Balances at January 1, 2022	34,695	33,949	840	3,517	73,001
Additions	—	10,000	—	—	10,000
Share of earnings/(loss) of an equity investee	—	(2,200)	—	—	(2,200)
Fair value change	—	—	(109)	(2,675)	(2,784)
Exchange adjustments	—	—	77	211	288
Disposal	(1,000)	—	—	—	(1,000)

Balances at December 31, 2022	33,695	41,749	808	1,053	77,305

Equity method
As of December 31, 2020, 2021 and 2022, the Group’s investments accounted for under the equity method were RMB21,389, RMB33,949 and RMB41,749, respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.
During the year ended December 31, 2020, the Group invested RMB19,000 in cash for 49.26% equity interest in a private equity fund, Nanjing Qiqian Alpha Equity Investment LLP, and RMB2,450 in cash for 49% equity interest in a technology service company, Huibao Huipei. As the Group has significant influence over these companies, the investments were accounted for using the equity method.
During the year ended December 31, 2021, the Group invested RMB5,000 in cash for 49% equity interest in a technology service company, Xiaoke, and RMB4,900 in cash for 47.62% equity interest in a private equity fund, Shanghai Dewu Chuxing Investment Management Partnership (Limited Partnership). As the Group has significant influence over these companies, the investments were accounted for using the equity method.
During the year ended December 31, 2022, the Group
paid
RMB10,000
of its subscribed capital contribution to Shanghai Dewu Chuxing Investment Management Partnership (Limited Partnership). Since this contribution has not affected the Group’s proportion of equity interest in this investment, the Group still used equity method to account for this investment.
Investment accounted for at fair value
The Group paid RMB2,665 in cash to invest in private equity fund CCBT LANIAKEA CAPITAL FUND I L.P. in March 2021 and RMB1,976 in cash in stock of Nayuki in June 2021. The Group elected the fair value option in accordance with ASC 825 to account for the investments and recognized the fair value change in its consolidated statements of comprehensive income/(loss). In May 2021, the Group sold the investment in CCBT LANIAKEA CAPITAL FUND I L.P. and recognized investment gain of RMB265. For the years ended December 31, 2021 and 2022, the Group recognized a fair value loss of RMB1,339 and RMB109 for the investment in the stock of Nayuki, respectively.
No
such investments during the year ended December 31, 2020.
Equity investments measured under measurement alternative and NAV practical expedient
Equity investments without readily determinable fair values include investments in a private equity fund accounted for under NAV practical expedient, and investments in private companies accounted for under measurement alternative.
Investment in private equity funds over which the Group does not have the ability to exercise significant influence are accounted for under the NAV practical expedient. In March 2021, the Group paid RMB6,373 in cash to invest in private investment fund of Right Time SPC. The Group does not have the ability to exercise significant influence and elect to account for the investment under the NAV practical expedient. During the years ended December 31, 2021 and 2022, the Group recognized a fair value loss of RMB2,885 and RMB2,675.
No
such investments during the year ended December 31, 2020.
As of December 31, 2020, 2021 and 2022, the Group held investment in certain equity investments measured under measurement alternative. Impairment during the years ended December 31, 2020, 2021 and 2022 were nil, RMB1,610 and nil, respectively.